Pledged Assets and Collateral (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Investment securities, pledged as collateral for acting as a collection agent for public funds	¥ 25,804,091,000,000
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	4,128,505,000,000	2,041,048,000,000
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	2,301,810,000,000	1,961,783,000,000
Pledged assets that may not be sold or repledged by secured parties	31,491,000,000,000
Cash collateral paid for derivative transactions included in other assets	766,617,000,000	634,299,000,000
Cash collateral received for derivative transactions included in other liabilities	337,192,000,000	260,233,000,000
Fair value of the collateral accepted that is permitted to be sold or repledged	12,352,000,000,000	19,044,000,000,000
Fair value of the collateral accepted that was sold or repledged	8,227,000,000,000	7,634,000,000,000
Amount As Previously Reported [Member]
Fair value of the collateral accepted that is permitted to be sold or repledged		19,093,000,000,000
Fair value of the collateral accepted that was sold or repledged		¥ 6,983,000,000,000